Lease - Balances reported in the consolidated balance sheets related to the Group's leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 13,960,092	$ 6,613,520
Operating lease liabilities	$ 13,880,156	$ 5,702,954